Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
OPERATING EXPENSES
General and administrative	$ 680,995	$ 1,510,032	$ 3,634,474	$ 5,278,272
Research and development	58,021	2,387,731	4,319,165	17,406,869
Depreciation and amortization	167,370	284,986	1,124,569	1,165,689
Loss on Impairment of Goodwill			740,912
Loss on Impairment of intangible asset			5,313,640
Gain on settlement of liabilities			(1,228,805)	(70,757)
OPERATING LOSS	906,386	4,182,749	13,903,955	23,780,073
OTHER INCOME (EXPENSE)
Other income (expense), net			592,584	(1,349)
Interest income (expense), net	8,762	31,391	74,471	(29,574)
Total Other Income (Expense)	8,762	31,391	667,055	(30,923)
LOSS FROM OPERATIONS BEFORE
INCOME TAXES	(897,624)	(4,151,358)	(13,236,900)	(23,810,996)
NET LOSS	$ (897,624)	$ (4,151,358)	$ (13,236,900)	$ (23,810,996)
BASIC AND DILUTED LOSS PER SHARE (in dollars per share)	$ (0.32)	$ (1.48)	$ (0.23)	$ (0.53)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING:
BASIC AND DILUTED (in shares)	2,829,248	2,810,189	56,399,866	44,770,685